BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Borrowings Explanatory [Abstract]
Disclosure of detailed information about borrowings [text block]
As of December 31, 2017 and 2016, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2017	December 31, 2016
In millions of COP
Obligations granted by domestic banks	5,863,702	5,616,934
Obligations granted by foreign banks (1)	7,958,450	13,288,909
Total	13,822,152	18,905,843

(1)
The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 243.2 million as of December 31, 2017 and USD 251.5 million as of December 31, 2016, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding. The Bank will reclassify the liability to equity if the put expires unexercised. For further information see Note 8.3. Acquisition of Grupo Agromercantil Holding (GAH).

Disclosure of detailed information about Obligations granted by domestic banks [Text Block]
Obligations granted by domestic banks

As of December 31, 2017

Financial entity	Rate Maximum	Rate Minimum	December 31, 2017
In millions of COP
Financiera de Desarrollo Territorial (Findeter)	11.30%	1.05%	2,587,598
Banco De Comercio Exterior De Colombia (Bancoldex)	10.86%	1.76%	1,528,435
Fondo Para El Financiamiento Del Sector Agropecuario (Finagro)	14.90%	1.05%	728,558
Other private financial entities	8.89%	0.07%	1,019,111
Total			5,863,702

As of December 31, 2016

Financial entity	Rate Maximum	Rate Minimum	December 31, 2016
In millions of COP
Financiera de Desarrollo Territorial (Findeter)	12.77%	1.29%	2,404,521
Banco De Comercio Exterior De Colombia (Bancoldex)	12.48%	0.06%	1,591,035
Fondo Para El Financiamiento Del Sector Agropecuario (Finagro)	12.38%	1.39%	642,775
Other private financial entities	11.86%	2.28%	978,603
Total			5,616,934

Disclosure of detailed information about maturities of financial obligations with domestic banks [Text Block]
The maturities of financial obligations with domestic banks as of December 31, 2017 and 2016, are the following:

Domestic	December 31, 2017	December 31, 2016
In millions of COP
Amount expected to be settled:
More than twelve months after the reporting period	5,288,364	5,234,565
No more than twelve months after the reporting period	575,338	382,369
Total	5,863,702	5,616,934

Disclosure of detailed information about Obligations granted by foreign banks [Text Block]
Obligations granted by foreign banks

As of December 31, 2017

Financial entity	Rate Maximum	Rate Minimum	December 31, 2017
In millions of COP
Financing with correspondent banks	5.66%	1.48%	7,341,713
Corporación Andina de Fomento (CAF)	3.84%	1.85%	311,730
Banco Latinoamericano de Comercio Exterior (Bladex)	4.10%	1.90%	269,946
Banco Interamericano de Desarrollo (BID)	3.96%	3.96%	35,061
Total			7,958,450

As of December 31, 2016

Financial entity	Rate Maximum	Rate Minimum	December 31, 2016
In millions of COP
Financing with correspondent banks	9.71%	0.88%	12,129,817
Corporación Andina de Fomento (CAF)	4.04%	2.67%	745,086
Banco Latinoamericano de Comercio Exterior (Bladex)	3.83%	1.24%	278,392
Banco Interamericano de Desarrollo (BID)	3.96%	1.54%	135,614
Total			13,288,909

Disclosure of detailed information about maturities of financial obligations with foreign banks [Text Block]
The maturities of the financial obligations with foreign entities as of December 31, 2017 and 2016 are the following:

Foreign	December 31, 2017	December 31, 2016
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	7,037,043	9,559,568
More than twelve months after the reporting period	921,407	3,729,341
Total	7,958,450	13,288,909